Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	£ 281	£ 343
Intangible assets	2,964	3,442
Investments in joint ventures and associates	398	1,247
Deferred income tax assets	95	451
Financial assets - derivative financial instruments	140	171
Retirement benefit assets	545	158
Other financial assets	77	65
Trade and other receivables	103	104
Total non-current assets	4,603	5,981
Current assets
Intangible assets - pre-publication	741	1,024
Inventories	148	235
Trade and other receivables	1,110	1,357
Financial assets - marketable securities	8	10
Cash and cash equivalents (excluding overdrafts)	518	1,459
Total current assets	2,525	4,085
Assets classified as held for sale	760
Total assets	7,888	10,066
Non-current liabilities
Financial liabilities - borrowings	(1,066)	(2,424)
Financial liabilities - derivative financial instruments	(140)	(264)
Deferred income tax liabilities	(164)	(466)
Retirement benefit obligations	(104)	(139)
Provisions for other liabilities and charges	(55)	(79)
Other liabilities	(133)	(422)
Non-current liabilities	(1,662)	(3,794)
Current liabilities
Trade and other liabilities	(1,342)	(1,629)
Financial liabilities - borrowings	(19)	(44)
Current income tax liabilities	(231)	(224)
Provisions for other liabilities and charges	(25)	(27)
Total current liabilities	(1,617)	(1,924)
Liabilities classified as held for sale	(588)
Total liabilities	(3,867)	(5,718)
Net assets	4,021	4,348
Equity
Share capital	200	205
Share premium	2,602	2,597
Treasury shares	(61)	(79)
Capital redemption reserve	5
Fair value reserve	13
Translation reserve	592	905
Retained earnings	662	716
Total equity attributable to equity holders of the company	4,013	4,344
Non-controlling interest	8	4
Total equity	£ 4,021	£ 4,348